Information about Geographic Areas and Major Customers - Foreign Sales and Long-lived Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Segment Reporting [Abstract]
Foreign sales as a percent of total net sales	13.00%
Long-lived assets located in foreign countries	$ 54.2